Report Of The Directors Financial Review Risk Report - Personal lending: reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	$ 2,621,427
Financial assets, ending balance	2,880,751	$ 2,621,427
Personal Lending Sector | Gross carrying/nominal amount | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	658,389	602,615
Net new and further lending/repayments	24,807	47,840
Assets written off	(1,409)	(1,345)
Foreign exchange and other	16,091	9,279
Financial assets, ending balance	697,878	658,389
Personal Lending Sector | Gross carrying/nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	635,961	580,784
Transfers of financial instruments	(16,019)	(4,751)
Net new and further lending/repayments	30,891	50,946
Foreign exchange and other	14,513	8,982
Financial assets, ending balance	665,346	635,961
Personal Lending Sector | Gross carrying/nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	17,382	16,838
Transfers of financial instruments	13,370	2,645
Net new and further lending/repayments	(5,407)	(2,348)
Foreign exchange and other	1,425	247
Financial assets, ending balance	26,770	17,382
Personal Lending Sector | Gross carrying/nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	5,046	4,993
Transfers of financial instruments	2,649	2,106
Net new and further lending/repayments	(677)	(758)
Assets written off	(1,409)	(1,345)
Foreign exchange and other	153	50
Financial assets, ending balance	5,762	5,046
Personal Lending Sector | Allowance for ECL | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(3,150)	(2,961)
Net remeasurement of ECL arising from transfer of stage	(132)	(38)
Net new and further lending/repayments	659	737
Changes to risk parameters – credit quality	(3,430)	(2,305)
Changes to models used for ECL calculation	(7)	68
Assets written off	1,407	1,345
Foreign exchange and other	(121)	4
Financial assets, ending balance	(4,774)	(3,150)
ECL income statement change for the period	(2,910)	(1,538)
Recoveries	280	314
Others	(25)	4
Total ECL income statement change for the period	(2,655)	(1,220)
Personal Lending Sector | Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(597)	(547)
Transfers of financial instruments	(629)	(374)
Net remeasurement of ECL arising from transfer of stage	431	446
Net new and further lending/repayments	101	3
Changes to risk parameters – credit quality	(147)	(100)
Changes to models used for ECL calculation	(3)	(6)
Foreign exchange and other	(22)	(19)
Financial assets, ending balance	(866)	(597)
ECL income statement change for the period	382	343
Personal Lending Sector | Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,338)	(1,266)
Transfers of financial instruments	1,181	858
Net remeasurement of ECL arising from transfer of stage	(555)	(408)
Net new and further lending/repayments	408	453
Changes to risk parameters – credit quality	(2,025)	(1,015)
Changes to models used for ECL calculation	(9)	60
Foreign exchange and other	(67)	(20)
Financial assets, ending balance	(2,405)	(1,338)
ECL income statement change for the period	(2,181)	(910)
Personal Lending Sector | Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,215)	(1,148)
Transfers of financial instruments	(552)	(484)
Net remeasurement of ECL arising from transfer of stage	(8)	(76)
Net new and further lending/repayments	150	281
Changes to risk parameters – credit quality	(1,258)	(1,190)
Changes to models used for ECL calculation	5	14
Assets written off	1,407	1,345
Foreign exchange and other	(32)	43
Financial assets, ending balance	(1,503)	(1,215)
ECL income statement change for the period	$ (1,111)	$ (971)